Consolidated Statements of Cash Flows - AUD ($)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows related to operating activities
Payments to suppliers and employees (inclusive of GST)		$ (13,572,384)	$ (10,818,557)	$ (13,336,202)
Miscellaneous income		1,005,375	800,460	702,743
License revenue		2,630,484		175,052
Interest received		127,033	104,368	264,043
Tax received / (paid)		(1,676)	21,643	(2,410)
Grant income		2,035,997	1,385,288	887,083
Payment for security deposit		(1,532)
Net cash flows used in operating activities		(7,776,703)	(8,506,798)	(11,309,691)
Cash flows related to investing activities
Proceeds from disposal of plant and equipment				129,705
Payments for plant and equipment		(11,893)	(6,644)	(27,130)
Net cash flows provided by (used in) investing activities		(11,893)	(6,644)	102,575
Cash flows related to financing activities
Proceeds from issue of shares and options	[1]	16,968,200	1	13,761,075
Proceeds from issue of warrants	[1]	2,755,375
Proceeds from issue of convertible notes	[1]			13,750,828
Repayment of borrowings	[1]			(1,508,473)
Share issue transaction costs	[1]	(825,521)	(8,533)	(283,146)
Finance cost of warrants	[1]	(493,487)
Net cash flows provided by (used in) financing activities		18,404,567	(8,532)	25,720,284
Net (decrease) increase in cash and cash equivalents		10,615,971	(8,521,974)	14,513,168
Effect of exchange rate on cash and cash equivalents		622,576	(120,600)	(393,235)
Cash and cash equivalents at the beginning of the year		12,236,974	20,879,548	6,759,615
Cash and cash equivalents at the end of the year		$ 23,475,521	$ 12,236,974	$ 20,879,548

[1]	Non-cash investing and financing activities relate mainly to the following: • Fair value movement of convertible notes disclosed in Note 15 to the financial statements • Fair value movement of warrant liability disclosed in Note 14 to the financial statements • Exercise of vested performance rights for no cash consideration disclosed in Note 19 to the financial statements